Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On October 19, 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On January 14, 2021, the Company declared a dividend of 0.2 shares of common stock for each outstanding share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founders Shares included an aggregate of up to 900,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founders Shares will equal, on an un-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On January 20, 2021, the underwriter’s election exercised their over-allotment option; therefore the 900,000 shares were no longer subject to forfeiture. Accordingly, there are 6,900,000 Founders Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the reported closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on January 14, 2021, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2023, the Company incurred fees related to these services totaling $30,000 and $90,000, respectively. For the three and nine months ended September 30, 2022, administrative fees totaled $30,000 and $90,000, respectively. As of September 30, 2023 and December 31, 2022, $90,000 and $120,000, respectively, of these fees are included in accrued expenses in the accompanying condensed balance sheets.

Advances from Related Party and Due to Sponsor

An affiliate of the Sponsor paid for certain operating costs on behalf of the Company amounting to $3,043,323 and $651,799 as of September 30, 2023 and December 31, 2022, respectively. The advances are non-interest bearing and are due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company.

Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. At September 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On October 19, 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On January 14, 2021, the Company declared a dividend of 0.2 shares of common stock for each outstanding share, resulting in an aggregate of 6,900,000 Founder Shares outstanding. The Founders Shares included an aggregate of up to 900,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founders Shares will equal, on an un-converted basis, approximately 20% of the Company’s issued and outstanding common stock after the Initial Public Offering. On January 20, 2021, the underwriter’s election exercised their over-allotment option; therefore the 900,000 shares were no longer subject to forfeiture. Accordingly, there are 6,900,000 Founders Shares issued and outstanding.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the reported closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on January 14, 2021, to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. Fees related to these services totaling $120,000 and $115,000 are included in accrued expenses in the accompanying balance sheets at December 31, 2022 and 2021, respectively. For the years ended December 31, 2022 and 2021, administrative fees totaled $120,000 and $115,000, respectively.

Advances from Related Party and Due to Sponsor

An affiliate of the Sponsor paid for certain operating costs on behalf of the Company amounting to $651,799 and $135,836 as of December 31, 2022 and 2021, respectively. The advances are non-interest bearing and are due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. At December 31, 2022 and 2021, no such Working Capital Loans were outstanding.

Unique Logistics International, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

The Company has the following debt due to related parties:

	August 31, 2023	May 31, 2023
Due to FTS(1)	$801,310	$801,310
Due to ULHK(2)	8,500,000	12,750,000
	9,301,310	13,551,310
Less: current portion	(301,310)	(4,801,310)
	$9,000,000	$8,750,000

____________

(1)      Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:

The Promissory Note dated March 30, 2021 in the principal amount $903,927 bears no interest provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655. The first payment was due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment. The balance of this Promissory Note due within the next 12 months is $301,310 as of August 31, 2023.

Promissory Note dated February 21, 2023, in connection with the acquisitions completed in the principal amount of $500,000 for the remaining 35% share capital of Unique Logistics International (India) Private Ltd. acquired by the Company from FTS maturing February 21, 2025, and bearing no interest.

(2)      Due to ULHK, the entity with over 10% investment in the Company.

On February 21, 2023, the Company completed the acquisition of eight ULHK operating subsidiaries, in a combination of cash and promissory notes issued to the Seller. As of August 31, 2023, some of these notes were paid off, or refinanced with the Term Debt.

Transactions listed below are between the Company and ULHK and its operating subsidiaries. These are considered related party transactions due to ULHK being an entity with over 10% investment in the Company.

Accounts Receivable and Payable

Transactions with related parties account for $3.7 million and $2.6 million of accounts receivable and accounts payable as of August 31, 2023, respectively, compared to $3.5 million and $2.9 million of accounts receivable and accounts payable as of May 31, 2023, respectively.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the three months ended August 31, 2023, and 2022 these transactions represented approximately $1.8 million and $0.7 million, respectively.

Direct costs are services billed to the Company by related parties for shipping activities. For the three months ended August 31, 2023 and 2022 these transactions represented approximately $1.6 million and $25.8 million.

Accounting Services

David Briones, one of the Company’s directors, is the managing member and sole owner of the Brio Financial Group, a financial consulting firm that the Company uses to assist it in preparing and reviewing its financial statements and Management’s Discussion and Analysis disclosure in the reports that it files with the SEC pursuant to the requirements of the Exchange Act. Brio Financial Group billed the Company $40,000 for such services during the three months ended August 31, 2022 and $20,000 during the three months ended August 31, 2023.

9. RELATED PARTY TRANSACTIONS

The Company has the following debt due to related parties:

	May 31, 2023	May 31, 2022
Due to FTS(1)	$801,310	$602,618
Due to ULHK(4)	12,750,000	—
Due to employee(2)	—	30,000
Due to employee(3)	—	66,658
	13,551,310	699,276
Less: current portion	(4,801,310)	(301,308)
	$8,750,000	$397,968

____________

(1)      Two Notes due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO:

The Promissory Note dated March 30, 2021 in the principal amount $903,927 bears no interest provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum.

The principal amount is due and payable in six payments of $150,655. The first payment was due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment. The balance of this Promissory Note due within the next 12 months is $301,309 as of May 31, 2023.

Promissory Note dated February 21, 2023, in connection with the acquisitions (see Note 2) in the principal amount of $500,000 for the remaining 35% share capital of Unique Logistics International (India) Private Ltd. acquired by the Company from FTS maturing February 21, 2025 and bearing no interest.

(2)      On May 29, 2020, the Company entered into a $90,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing. This Note is fully paid off as of May 31, 2023.

(3)      On May 29, 2020, the Company entered into a $200,000 payable with an employee. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing. This Note is fully paid off as of May 31, 2023.

(4)      Due to ULHK, the entity with over 10% investment in the Company.

As discussed in Note 2, On February 21, 2023, the Company completed the acquisition of eight ULHK operating subsidiaries, in a combination of cash and promissory notes issued to the Seller. As of May 31, 2023, some of these notes were paid off, or refinanced with Term Debt.

The following notes were outstanding and classified as current as of May 31, 2023:

•        Promissory Note 8 in the principal amount of $2,500,000 originally due on June 30, 2023, having an interest rate of 15%. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA. Subsequently this note was adjusted to reflect Net Asset Adjustments related to the entities acquired and the maturity date was extended to October 31, 2023. As of May 31, 2023, the face value of the note approximated its fair value at $2,500,000 and interest was accrued accordingly.

•        Promissory Note 9 in the principal amount of $2,000,000 due on February 21, 2024, and bearing no interest. This Promissory Note was issued in respect of the purchase price adjustment provided for under the SPA

The following notes are classified as noncurrent as of May 31, 2023:

•        Promissory Note 3 in the principal amount of $5,000,000 which matures June 30, 2023, having an interest rate of 15%. This note was partially paid off with the principle amount remaining as of May 31, 2023 of $4,250,000. This note was fully repaid on June 30, 2023 with the proceeds from the Term Debt, that is classified as noncurrent.

•        Promissory Note 4 in the principal amount of $1,000,000 which matures February 21, 2025 and bear no interest.

•        Promissory Note 6 in the principal amount of $2,000,000 due June 30, 2023 (the “Initial Taiwan Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Taiwan in order to consummate the Transaction as the same relates to Unique-Taiwan (the “Taiwan Approvals”) have been received by the Initial Taiwan Maturity Date; or (b) in the event that the Taiwan Approvals have not been received by the Taiwan Maturity Date, payment under this promissory note will be due and payable within fifteen (15) days of receipt of the Taiwan Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Taiwan. The Company received the required approvals with respect to Unique-Taiwan on June 1, 2023 and the Company and ULHK entered into an amended and restated promissory note with respect to the Purchased Shares in Unique-Taiwan on August 31, 2023, to extend its maturity date to July 31, 2024 and to provide for interest to be accrued at an annual rate of 15%.

•        Promissory Note 7 in the principal amount of $1,000,000 due June 30, 2023 (the “Initial Vietnam Maturity Date”), bearing no interest and payable on: (a) July 15, 2023, provided that all government and other regulatory approvals necessary or required by Vietnam in order to consummate the Transaction as the same relates to Unique-Vietnam (the “Vietnam Approvals”) have been received by the Initial

Vietnam Maturity Date; or (b) in the event that the Vietnam Approvals have not been received by the Vietnam Maturity Date, payment under this promissory note will be due and payable within fifteen (15) days of receipt of the Vietnam Approvals. This promissory note was issued in lieu of cash otherwise due under the original Local SPA in respect of the Purchased Shares of Unique-Vietnam. The Vietnam Approvals are yet to be obtained. Subsequent to May 31, 2023, the Company and ULHK entered into an amendment to the promissory note with respect to the Purchased Shares in Unique-Vietnam that extended the maturity date of that note, although as we have not received the required approvals with respect to Unique-Vietnam this note has not yet become payable.

Accounting Services

David Briones, one of our directors, is the managing member and sole owner of the Brio Financial Group, a financial consulting firm that the Company uses to assist it in preparing and reviewing its financial statements and Management’s Discussion and Analysis disclosure in the reports that it files with the SEC pursuant to the requirements of the Exchange Act. During the year ended May 31, 2023, we also engaged Brio Financial Group to prepare the pro forma financial statements for inclusion in the registration statement on Form S-4 relating to the Transactions. Brio Financial Group billed the Company $40,000 for such services during the year ended May 31, 2023, and an additional $20,000 to date since then.

Consulting Agreements

Unique entered into a Consulting Services Agreement on May 29, 2020 for a term of three years with Great Eagle Freight Limited, a Hong Kong Company, pursuant to which the Company pays $500,000 per year until the expiration of the agreement on May 28, 2023. The fair value of the services was determined to be less than the cash payments and the difference was recorded as Other Long Term Liabilities line item on the consolidated balance sheets and amortized over the life of the agreement. The unamortized balances were none and $282,666 as of May 31, 2023 and 2022, respectively.

Accounts Receivable and Payable

Transactions with related parties account for $3.5 million and $2.9 million of accounts receivable and accounts payable as of May 31, 2023, respectively, compared to $3.0 million and $15.2 million of accounts receivable and accounts payable as of May 31, 2022, respectively.

Revenue and Expenses

Revenue from related party transactions is for export services from related parties or for delivery at place imports nominated by such related parties. For the years ended May 31, 2023 and 2022 these transactions represented approximately $7.3 million and $3.9 million, respectively.

Direct costs are services billed to the Company by related parties for shipping activities. For the year ended May 31, 2023 and 2022 these transactions represented approximately $38.0 million and $192.8 million